Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments - PEN (S/)
S/ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Interest-bearing loans adjusted by hedge [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	S/ 1,069,445	S/ 1,042,262
Interests [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	495,971	155,685
Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	51,460	67,400
Trade and other payables [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	225,252	145,850
Not later than three months [member] | Interest-bearing loans adjusted by hedge [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments
Not later than three months [member] | Interests [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	29,124	10,006
Not later than three months [member] | Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments		7,489
Not later than three months [member] | Trade and other payables [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	174,888	120,947
Later than three months and not later than one year [member] | Interest-bearing loans adjusted by hedge [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	98,774	60,822
Later than three months and not later than one year [member] | Interests [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	31,265	44,436
Later than three months and not later than one year [member] | Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	14,703	7,489
Later than three months and not later than one year [member] | Trade and other payables [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	50,364	24,903
Later than one year and not later than five years [member] | Interest-bearing loans adjusted by hedge [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	400,671	981,440
Later than one year and not later than five years [member] | Interests [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	203,525	101,243
Later than one year and not later than five years [member] | Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	36,757	52,422
Later than one year and not later than five years [member] | Trade and other payables [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments
Later than five years [member] | Interest-bearing loans adjusted by hedge [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	570,000
Later than five years [member] | Interests [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments	232,057
Later than five years [member] | Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments
Later than five years [member] | Trade and other payables [Member]
Financial Risk Management, Objectives and Policies (Details) - Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Contractual undiscounted payments